DEBT (Details) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended			12 Months Ended								12 Months Ended					1 Months Ended											12 Months Ended				12 Months Ended																			9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended							9 Months Ended	12 Months Ended					0 Months Ended		1 Months Ended			9 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012 USD ($)		Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)		Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Dec. 31, 2009 USD ($)	Sep. 30, 2012 Consolidated VIE's USD ($)	Dec. 31, 2011 Consolidated VIE's USD ($)	Dec. 31, 2010 Consolidated VIE's USD ($)	Dec. 31, 2011 Arabian Amines Company USD ($)	Dec. 31, 2011 Sasol Huntsman GmbH and Co. KG USD ($)	Mar. 31, 2011 Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2011 Australian subsidiary USD ($)	Dec. 31, 2011 Australian subsidiary AUD	Jun. 30, 2010 Term loans USD ($)	Apr. 30, 2010 Term loans USD ($)	Sep. 30, 2012 Term loans USD ($)	Dec. 31, 2011 Term loans USD ($)	Dec. 31, 2010 Term loans USD ($)	Dec. 31, 2011 Term loans Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2011 Term loans Sasol Huntsman GmbH and Co. KG EUR (€)	Apr. 02, 2011 Term loans Sasol Huntsman GmbH and Co. KG USD ($)	Apr. 02, 2011 Term loans Sasol Huntsman GmbH and Co. KG EUR (€)	Dec. 31, 2011 Term loans Australian subsidiary USD ($)	Dec. 31, 2011 Term loans Australian subsidiary AUD	Dec. 31, 2009 Accounts receivable programs USD ($)	Sep. 30, 2012 Accounts receivable programs USD ($)	Dec. 31, 2011 Accounts receivable programs USD ($)	Dec. 31, 2010 Accounts receivable programs USD ($)	Dec. 31, 2011 U.S. A/R Program Maturing April 2014 USD ($)	Dec. 31, 2011 U.S. A/R Program Maturing April 2014 Maximum	Dec. 31, 2011 U.S. A/R Program Maturing April 2014 Minimum	Dec. 31, 2011 EU A/R Program Maturing April 2014 USD ($)	Dec. 31, 2011 EU A/R Program Maturing April 2014 EUR (€)	Dec. 31, 2010 U.S. A/R Program Maturing October 2011 USD ($)	Dec. 31, 2010 U.S. A/R Program Maturing October 2012 USD ($)	Dec. 31, 2010 EU A/R Program Maturing October 2011 USD ($)	Dec. 31, 2010 EU A/R Program Maturing October 2011 EUR (€)	Dec. 31, 2011 U.S. A/R Program USD ($)	Sep. 30, 2012 Senior notes USD ($)	Dec. 31, 2011 Senior notes USD ($)	Dec. 31, 2010 Senior notes USD ($)	Sep. 30, 2012 Senior Subordinated notes USD ($)	Dec. 31, 2011 Senior Subordinated notes USD ($)	Dec. 31, 2010 Senior Subordinated notes USD ($)	Sep. 30, 2012 HPS (China) debt USD ($)	Dec. 31, 2011 HPS (China) debt USD ($)	Dec. 31, 2010 HPS (China) debt USD ($)	Sep. 30, 2012 HPS (China) secured term and working capital loan facilities U.S. dollar borrowings USD ($)	Dec. 31, 2011 HPS (China) secured term and working capital loan facilities U.S. dollar borrowings USD ($)	Sep. 30, 2012 HPS (China) secured term and working capital loan facilities RMB borrowings USD ($)	Sep. 30, 2012 HPS (China) secured term and working capital loan facilities RMB borrowings CNY	Dec. 31, 2011 HPS (China) secured term and working capital loan facilities RMB borrowings USD ($)	Dec. 31, 2011 HPS (China) secured term and working capital loan facilities RMB borrowings CNY	Sep. 30, 2012 HPS (China) working capital and commercial drafts facility RMB borrowings USD ($)	Sep. 30, 2012 HPS (China) working capital and commercial drafts facility RMB borrowings CNY	Dec. 31, 2011 HPS (China) working capital and commercial drafts facility RMB borrowings USD ($)	Dec. 31, 2011 HPS (China) working capital and commercial drafts facility RMB borrowings CNY	Sep. 30, 2012 Other debt instruments USD ($)	Dec. 31, 2011 Other debt instruments USD ($)	Dec. 31, 2010 Other debt instruments USD ($)	Sep. 30, 2012 Revolving Facility USD ($)	Dec. 31, 2011 Revolving Facility USD ($) numerator denominator	Apr. 02, 2011 Revolving Facility Sasol Huntsman GmbH and Co. KG USD ($)	Apr. 02, 2011 Revolving Facility Sasol Huntsman GmbH and Co. KG EUR (€)	Dec. 31, 2011 Revolving Facility Australian subsidiary USD ($)	Dec. 31, 2011 Revolving Facility Australian subsidiary AUD	Sep. 24, 2012 Term Loan B USD ($)	Sep. 07, 2012 Term Loan B USD ($)	Mar. 31, 2011 Term Loan B	Jun. 30, 2010 Term Loan B USD ($)	Apr. 30, 2010 Term Loan B USD ($)	Sep. 30, 2012 Term Loan B USD ($)	Dec. 31, 2011 Term Loan B USD ($)	Dec. 31, 2010 Term Loan B USD ($)	Mar. 06, 2012 Term Loan B USD ($)	Mar. 07, 2011 Term Loan B	Sep. 07, 2012 Term Loan C USD ($)	Jun. 30, 2010 Term Loan C USD ($)	Apr. 30, 2010 Term Loan C USD ($)	Sep. 30, 2012 Term Loan C USD ($)	Dec. 31, 2011 Term Loan C USD ($)	Dec. 31, 2010 Term Loan C USD ($)	Sep. 07, 2012 Extended Term Loan B USD ($)	Jun. 30, 2012 Extended Term Loan B	Sep. 30, 2012 Extended Term Loan B USD ($)	Dec. 31, 2011 Extended Term Loan B USD ($)	Dec. 31, 2011 Notes receivable from subsidiary USD ($)	Dec. 31, 2011 Notes receivable from subsidiary Maximum	Dec. 31, 2011 Notes receivable from subsidiary Minimum	Sep. 30, 2012 Senior Notes, June 2016	Dec. 31, 2011 Senior Notes, June 2016 USD ($)	Dec. 31, 2009 Senior Notes, June 2016	Dec. 31, 2011 Senior Subordinated Notes, March 2021 USD ($)	Dec. 31, 2011 Senior Subordinated Notes, March 2020 USD ($)	Dec. 31, 2011 Senior Subordinated Notes, January 2015 USD ($)	Dec. 31, 2011 Senior Subordinated Notes, January 2015 EUR (€)	Dec. 31, 2011 SIDF Facility Arabian Amines Company USD ($)	Dec. 31, 2011 SIDF Facility Arabian Amines Company SAR	Dec. 31, 2011 Multi- purpose Islamic term facility Arabian Amines Company USD ($)
Debt
Total debt - excluding debt to affiliates	$ 3,680			$ 3,680			$ 3,942		$ 4,146			$ 266	$ 281	$ 200	$ 186							$ 1,613	$ 1,696	$ 1,688								$ 237	$ 237	$ 238											$ 490	$ 472	$ 452	$ 892	$ 976	$ 1,279	$ 109	$ 167	$ 188											$ 73	$ 113	$ 101																																					$ 129	482
Total current portion of debt	130	[1]		130	[1]		212	[1]	519	[2]		25	16	15																																																																																											57
Long-term portion	3,550	[1]		3,550	[1]		3,730	[1]	3,627	[2]		241	264	185		87	93
Notes payable to affiliates-current	100			100			100		100
Notes payable to affiliates-noncurrent	610			610			439		439
Total debt	4,390			4,390			4,481		4,685
Percentage of amortization of the principal amount of Extended Term Loan B																																																																																		1.00%
Committed Amount																											100	77																																								300	6	5
Principal Outstanding																		26	26										12	12																																									14	14						243	652		346					419	427				637	650
Amount Outstanding																									95.0	73.0									90.0			147.0	114.0	27.5	27.5	183.0	139.0											10.0	12.0	56.0	354.0	75.0	474.0	43.0	270.0	79.0	499.0															243.0	652.0							391.0	394.0				637.0	650.0					600.0		530.0	350.0	83.0	64.0
Reference rate																																			USD LIBOR or CP rate			GBP LIBOR, USD LIBOR or EURIBOR	GBP LIBOR, USD LIBOR or EURIBOR	CP rate	USD LIBOR rate	GBP LIBOR rate, USD LIBOR rate or EURIBOR rate	GBP LIBOR rate, USD LIBOR rate or EURIBOR rate												LIBOR			Peoples Bank of China Rate	Peoples Bank of China Rate								US LIBOR	US LIBOR										US LIBOR	US LIBOR							US LIBOR	US LIBOR			LIBOR	US LIBOR	US LIBOR
Margin interest above reference rate (as a percent)																																				1.65%	1.50%	2.00%	2.00%	3.50%	3.75%	3.75%	3.75%												0.48%			90.00%	90.00%								2.50%	3.00%										1.50%	1.50%							2.25%	2.25%				2.50%	2.50%
Amount of letter of credit and bank guarantees issued and outstanding																																												4																							19	20
Weighted average interest rate at period end																							2.00%
Interest rate (as a percent)																																																							1.00%			6.00%	6.00%			6.00%	6.00%																																	5.50%	5.50%		8.625%	8.625%	7.50%	7.50%
All in interest rate at period end																																																										6.00%	6.00%
Percentage of interest in Zamil Group															50.00%
Increase in the interest rate margin (as a percent)																																																																											1.00%															3.00%
Prepayment of term loan																																																																									58	3		83	124						4	27	40				6
Loss on early extinguishment of debt	1		2	2		5	7		37		21									(2)	(5)
Loss on accounts receivable securitization program																															23
Accounts receivable pledged as collateral																																	633	552
Additional amount borrowed																																																										23	145
Reduction in applicable margin on borrowings (as a percent)																																				1.65%	1.50%	2.00%	2.00%
Debt refinanced																																																										6	38
Outstanding loan due to Huntsman International																																																																																													535
Intercompany note, outstanding amount																																																																																													100
Margin interest below reference rate (as a percent)																																																																																														0.25%	0.10%
Amount repaid																																																						2	4	19	120	24	151	36	229																	3		16						4		5			7
A/R Programs
Debt Instrument Covenant Consolidated Leverage Ratio, numerator																																																																				3.75
Debt Instrument Covenant Consolidated Leverage Ratio, denominator																																																																				1
Maximum Funding Availability																																			250			291	225	125	125	297	225
Carrying value																																																																																																	472		543
Effective interest rate																																																																																																		11.73%
Percentage of gaurantee, given by Zamil Group															100.00%
Outstanding amount of financed insurance premiums							$ 15

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."